FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements
Details	December 31, 2025	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Privately held companies	$4,427	$-	$-	$4,427
Foreign exchange forward and cylinders - net asset position	9,618	-	9,618	-
	$14,045	$-	$9,618	$4,427

Details	December 31, 2024	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Privately held companies	$6,780	$-	$-	$6,780
Foreign exchange forward and cylinders - net liability position	(4,302)	-	(4,302)	-
	$2,478	$-	$(4,302)	$6,780